INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Cost	$17,114	$18,622
Accumulated amortization	(2,927)	(2,777)
Total	$14,187	$15,845
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
North American residential decarbonization infrastructure operation(1)	$3,161	3,267
Brazilian regulated gas transmission operation	2,547	2,970
Canadian diversified midstream operation	1,896	2,050
North American rail operations	1,702	1,732
European residential decarbonization infrastructure business(1)	1,215	1,198
Global intermodal logistics operation(1)	693	704
Indian telecom tower operation	640	652
U.K. wireless infrastructure operation	559	563
Brazilian electricity transmission operation(1)	444	505
North American retail colocation data center operation(1)	405	132
U.K. port operation	270	272
Other(2)	655	1,800
Total	$14,187	$15,845
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12-month period ended December 31, 2023
Cost at beginning of the period	$18,622	$13,718
Additions through business combinations(1)	288	4,020
Additions, net of disposals	105	284
Assets held by subsidiaries disposed during the period(2)	(19)	—
Non-cash disposals(3)	(1,112)	(7)
Foreign currency translation	(770)	607
Ending Balance	$17,114	$18,622
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Refer to Note 5, Disposition of Businesses, for further details.
3.Non-cash disposals for the six-month period ended June 30, 2024 principally relates to the deconsolidation of our Peruvian toll road operations. Refer to Note 19, Related Party Transactions, for further details.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2024	For the 12-month period ended December 31, 2023
Accumulated amortization at beginning of the period	$(2,777)	$(1,896)
Non-cash additions, net of disposals	93	(2)
Amortization	(409)	(770)
Disposals(1)	14	—
Foreign currency translation	152	(109)
Ending Balance	$(2,927)	$(2,777)
1.Refer to Note 5, Disposition of Businesses, for further details.